SCHEDULE OF DISAGGREGATED BY TIMING OF REVENUE RECOGNITION (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 45,804,377	$ 20,440,683	$ 3,615,137
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Revenue	20,499,958	8,981,319	2,404,433
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 25,304,419	$ 11,459,364	$ 1,210,704